UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	50

Form 13F Information Table Value Total:	$417090
					(thousands)


List of Other Included Managers:

"NONE"